Per share amounts - Determination of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Per share amounts
Net earnings	$ 32,799	$ 271,650
Basic weighted average shares outstanding ('000s)	154,736	140,619
Dilutive impact of equity based compensation ('000s)	1,359	1,716
Diluted weighted average shares outstanding ('000s)	156,095	142,335
Basic earnings per share	$ 0.21	$ 1.93
Diluted earnings per share	$ 0.21	$ 1.91